UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-05655

DWS Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	11/30

Date of reporting period:	5/31/2022

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

May 31, 2022
Semiannual Report
to Shareholders
DWS Municipal Income Trust
Ticker Symbol: KTF

Contents
3	Performance Summary
6	Portfolio Management Team
7	Portfolio Summary
9	Investment Portfolio
27	Statement of Assets and Liabilities
28	Statement of Operations
29	Statement of Cash Flows
30	Statements of Changes in Net Assets
31	Financial Highlights
34	Notes to Financial Statements
42	Dividend Reinvestment and Cash Purchase Plan
45	Additional Information

The Fund’s investment objective is to provide a high level of current income exempt from federal income tax.
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the Fund’s shares is determined by a number of factors, several of which are beyond the control of the Fund. Therefore, the Fund cannot predict whether its shares will trade at, below or above net asset value.
Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Leverage results in additional risks and can magnify the effect of any gains or losses. Although the Fund seeks income that is exempt from federal income taxes, a portion of the Fund’s distributions may be subject to federal, state and local taxes, including the alternative minimum tax.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
NOT A DEPOSIT    NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
2	|	DWS Municipal Income Trust

Performance Summary	May 31, 2022 (Unaudited)
Performance is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when sold, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please visit dws.com for the Fund’s most recent month-end performance.
Fund specific data and performance are provided for informational purposes only and are not intended for trading purposes.
Average Annual Total Returns as of 5/31/22
DWS Municipal Income Trust	6-Months ‡	1-Year	5-Year	10-Year
Based on Net Asset Value(a)	–13.62%	–12.78%	1.43%	3.23%
Based on Market Price(a)	–17.87%	–15.87%	–1.86%	1.61%
Bloomberg Municipal Bond Index(b)	–7.32%	–6.79%	1.78%	2.54%
Morningstar Closed-End Municipal National Long Funds Category(c)	–12.58%	–11.28%	1.93%	3.72%
Growth of an Assumed $10,000 Investment

Yearly periods ended May 31

The growth of $10,000 is cumulative.
‡	Total returns shown for periods less than one year are not annualized.
DWS Municipal Income Trust	|	3

(a)	Total return based on net asset value reflects changes in the Fund’s net asset value during each period. Total return based on market price reflects changes in market price. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund’s shares traded during the period. Expenses of the Fund include management fee, interest expense and other fund expenses. Total returns shown take into account these fees and expenses. The expense ratio of the Fund for the six months ended May 31, 2022 was 1.65% (0.89% excluding interest expense).
(b)	The unmanaged, unleveraged Bloomberg Municipal Bond Index covers the U.S. dollar-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds. Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.
(c)	Morningstar’s Closed-End Municipal National Long Funds category represents muni national long portfolios that invest in municipal bonds. Such bonds are issued by various state and local governments to fund public projects and are free from federal taxes. To lower risk, these funds spread their assets across many states and sectors. They focus on bonds with durations of seven years or more. This makes them more sensitive to interest rates, and thus riskier, than muni funds that focus on bonds with shorter maturities. Morningstar figures represent the average of the total returns based on net asset value reported by all of the closed-end funds designated by Morningstar, Inc. as falling into the Closed-End Municipal National Long Funds category. Category returns assume reinvestment of all distributions. It is not possible to invest directly in a Morningstar category.
Net Asset Value and Market Price
	As of 5/31/22	As of 11/30/21
Net Asset Value	$ 10.74	$ 12.70
Market Price	$ 9.73	$ 12.10
Premium (discount)	(9.40%)	(4.72%)
Prices and net asset value fluctuate and are not guaranteed.
4	|	DWS Municipal Income Trust

Distribution Information
Six Months as of 5/31/22: Income Dividends (common shareholders)	$ .23
May Income Dividend (common shareholders)	$ .035
Current Annualized Distribution Rate (based on Net Asset Value) as of 5/31/22†	3.91%
Current Annualized Distribution Rate (based on Market Price) as of 5/31/22†	4.32%
Tax Equivalent Distribution Rate (based on Net Asset Value) as of 5/31/22†	6.61%
Tax Equivalent Distribution Rate (based on Market Price) as of 5/31/22†	7.29%
†	Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value/market price on May 31, 2022. Distribution rate simply measures the level of dividends and is not a complete measure of performance. Tax equivalent distribution rate is based on the Fund’s distribution rate and a marginal income tax rate of 40.8%. Distribution rates are historical, not guaranteed and will fluctuate. Distributions do not include return of capital or other non-income sources.
DWS Municipal Income Trust	|	5

Portfolio Management Team
Michael J. Generazo, Senior Portfolio Manager Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 2010.
—
Joined DWS in 1999.
—
BS, Bryant College; MBA, Suffolk University.
Chad H. Farrington, CFA, Head of Investment Strategy Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 2021.
—
Joined DWS in 2018 with 20 years of industry experience; previously, worked as Portfolio Manager, Head of Municipal Research, and Senior Credit Analyst at Columbia Threadneedle.
—
Co-Head of Municipal Bond Department.
—
BS, Montana State University.
6	|	DWS Municipal Income Trust

Portfolio Summary	(Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Open-End Investment Companies)	5/31/22	11/30/21
Revenue Bonds	78%	78%
Lease Obligations	8%	9%
Escrow to Maturity/Prerefunded Bonds	7%	6%
General Obligation Bonds	6%	7%
Variable Rate Demand Notes	1%	0%
	100%	100%
Quality (As a % of Investment Portfolio excluding Open-End Investment Companies)	5/31/22	11/30/21
AAA	2%	2%
AA	27%	32%
A	51%	47%
BBB	16%	18%
BB	—	0%
Not Rated	4%	1%
	100%	100%
The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s” ), Fitch Ratings, Inc. (“Fitch” ) or S&P Global Ratings (“S&P” ) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Top Five State/Territory Allocations (As a % of Investment Portfolio excluding Open-End Investment Companies)	5/31/22	11/30/21
Texas	13%	13%
New York	10%	12%
Florida	9%	9%
California	8%	9%
Illinois	7%	6%
DWS Municipal Income Trust	|	7

Interest Rate Sensitivity	5/31/22	11/30/21
Effective Maturity	8.7 years	5.9 years
Modified Duration	6.6 years	5.4 years
Leverage (As a % of Total Assets)	5/31/22	11/30/21
	36.94%	33.36%
Effective maturity is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.
Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current interest rate environment.
Leverage results in additional risks and can magnify the effect of any gains or losses to a greater extent than if leverage were not used.
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 9. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Additional Information section on page 45 for contact information.
8	|	DWS Municipal Income Trust

Investment Portfolio	as of May 31, 2022 (Unaudited)
	Principal Amount ($)	Value ($)
Municipal Investments 140.2%
Alabama 0.4%
Alabama, UAB Medicine Finance Authority Revenue, Series B2, 5.0%, 9/1/2041	1,625,000	1,720,377
Alaska 1.9%
Alaska, Industrial Development & Export Authority Revenue, Tanana Chiefs Conference Project, Series A, 4.0%, 10/1/2049	6,000,000	5,893,654
Alaska, Northern Tobacco Securitization Corp., Tobacco Settlement Revenue, “1” , Series A, 4.0%, 6/1/2050	2,250,000	2,158,419
		8,052,073
Arizona 2.7%
Arizona, Salt Verde Financial Corp., Gas Revenue:
5.0%, 12/1/2037, GTY: Citigroup Global Markets	1,050,000	1,186,292
5.5%, 12/1/2029, GTY: Citigroup Global Markets	1,400,000	1,592,460
Arizona, State University, Green Bond, Series A, 5.0%, 7/1/2043	5,900,000	6,647,161
Maricopa County, AZ, Industrial Development Authority, Hospital Revenue, Series A, 5.0%, 9/1/2042	1,000,000	1,067,922
Phoenix, AZ, Civic Improvement Corp., Rental Car Facility Revenue, Series A, 4.0%, 7/1/2045	1,000,000	999,258
		11,493,093
California 13.0%
California, Golden State Tobacco Securitization Corp., Tobacco Settlement:
Series A-1, Prerefunded, 5.0%, 6/1/2034	2,500,000	2,902,657
Series A-1, Prerefunded, 5.0%, 6/1/2035	2,500,000	2,902,657
California, Housing Finance Agency, Municipal Certificates, “A” , Series 2021-1, 3.5%, 11/20/2035	1,098,022	1,053,161
California, Morongo Band of Mission Indians Revenue, Series B, 144A, 5.0%, 10/1/2042	345,000	372,514
California, M-S-R Energy Authority, Series A, 7.0%, 11/1/2034, GTY: Citigroup Global Markets	3,180,000	4,059,391
California, State General Obligation, 5.0%, 11/1/2043	5,000,000	5,209,032
California, State Municipal Finance Authority Revenue, LAX Integrated Express Solutions LLC, LINXS Apartment Project:
Series A, AMT, 5.0%, 12/31/2043	1,200,000	1,254,193
Series A, AMT, 5.0%, 12/31/2047	640,000	665,654
Series A, AMT, 5.0%, 6/1/2048	240,000	249,367
The accompanying notes are an integral part of the financial statements.
DWS Municipal Income Trust	|	9

	Principal Amount ($)	Value ($)
California, Tobacco Securitization Authority, Tobacco Settlement Revenue, San Diego County Tobacco Asset Securitization Corp., Series A, 5.0%, 6/1/2048	700,000	730,208
Long Beach, CA, Harbor Revenue, Series D, 5.0%, 5/15/2039	1,065,000	1,137,941
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport:
Series B, AMT, 5.0%, 5/15/2046	6,430,000	6,741,702
Series D, AMT, 5.0%, 5/15/2048	5,000,000	5,393,354
San Diego County, CA, Regional Airport Authority Revenue, Series B, Prerefunded, AMT, 5.0%, 7/1/2043	7,000,000	7,239,656
San Diego, CA, Unified School District, Election 2012, Series C, Prerefunded, 5.0%, 7/1/2035	4,700,000	4,873,781
San Diego, CA, Unified School District, Proposition Z Bonds, Series M2, 3.0%, 7/1/2050	2,000,000	1,779,538
San Francisco, CA, City & County Airports Commission, International Airport Revenue:
Series B, AMT, 5.0%, 5/1/2046	5,000,000	5,238,238
Series A, AMT, 5.0%, 5/1/2049	2,965,000	3,194,732
		54,997,776
Colorado 7.3%
Colorado, State Health Facilities Authority Revenue, School Health Systems, Series A, 5.5%, 1/1/2035	5,450,000	5,695,386
Colorado, State Health Facilities Authority, Hospital Revenue, CommonSpirit Health Obligation Group:
Series A-1, 4.0%, 8/1/2044	1,000,000	981,632
Series A-2, 4.0%, 8/1/2049	8,960,000	8,758,644
Colorado, State Health Facilities Authority, Hospital Revenue, Covenant Retirement Communities Obligated Group, Series A, 5.0%, 12/1/2048	1,305,000	1,358,874
Denver, CO, City & County Airport Revenue:
Series A, AMT, 5.0%, 12/1/2048	10,110,000	10,769,273
Series A, AMT, 5.25%, 11/15/2043	2,400,000	2,477,518
Denver, CO, Health & Hospital Authority, Certificate of Participations, 5.0%, 12/1/2048	490,000	519,064
Denver, CO, Health & Hospital Authority, Healthcare Revenue, Series A, 4.0%, 12/1/2040	450,000	450,562
		31,010,953
Delaware 0.4%
Delaware, State Economic Development Authority, Retirement Communities Revenue, Acts Retirement Life Communities, Series B, 5.0%, 11/15/2048	1,750,000	1,855,773
The accompanying notes are an integral part of the financial statements.
10	|	DWS Municipal Income Trust

	Principal Amount ($)	Value ($)
District of Columbia 2.3%
District of Columbia, International School Revenue, 5.0%, 7/1/2039	500,000	519,045
District of Columbia, KIPP Project Revenue, 4.0%, 7/1/2049	2,405,000	2,290,222
District of Columbia, Metropolitan Airport Authority Systems Revenue:
Series A, AMT, 5.0%, 10/1/2038	800,000	821,922
Series A, AMT, 5.0%, 10/1/2043	3,400,000	3,491,455
AMT, 5.0%, 10/1/2047	1,000,000	1,063,107
District of Columbia, Metropolitan Airport Authority, Dulles Toll Road Revenue, Dulles Metrorail & Capital Improvement Project, Series B, 4.0%, 10/1/2049	1,590,000	1,521,502
		9,707,253
Florida 12.2%
Brevard County, FL, Health Facilities Authority, Hospital Revenue, Health First, Inc., Series A, 4.0%, 4/1/2052	2,500,000	2,392,008
Broward County, FL, Airport Systems Revenue, Series A, AMT, 4.0%, 10/1/2049	345,000	343,946
Clay County, FL, Sales Surtax Revenue, 4.0%, 10/1/2039	1,650,000	1,725,897
Davie, FL, Educational Facilities Revenue, Nova Southeastern University Project, 5.0%, 4/1/2048	1,665,000	1,789,634
Florida, Development Finance Corp., Educational Facilities Revenue, Mater Academy Projects:
Series A, 5.0%, 6/15/2047	900,000	928,479
Series A, 5.0%, 6/15/2052	270,000	277,159
Series A, 5.0%, 6/15/2056	440,000	450,868
Florida, Development Finance Corp., Educational Facilities Revenue, River City Science Academy Project:
Series A-1, 5.0%, 7/1/2042	60,000	62,662
Series B, 5.0%, 7/1/2042 (a)	60,000	59,858
Series A-1, 5.0%, 7/1/2051	55,000	56,829
Series B, 5.0%, 7/1/2051 (a)	85,000	83,172
Series A-1, 5.0%, 2/1/2057	80,000	81,734
Series B, 5.0%, 7/1/2057 (a)	90,000	85,912
Florida, State Atlantic University Finance Corp., Capital Improvements Revenue, Student Housing Project, Series B, 4.0%, 7/1/2044	2,525,000	2,581,710
Florida, State Higher Educational Facilities Financial Authority Revenue, Florida Institute of Technology, Series A, 4.0%, 10/1/2044	1,000,000	937,083
Greater Orlando, FL, Aviation Authority Airport Facilities Revenue:
Series A, AMT, 5.0%, 10/1/2042	1,490,000	1,589,649
The accompanying notes are an integral part of the financial statements.
DWS Municipal Income Trust	|	11

	Principal Amount ($)	Value ($)
Series A, AMT, 5.0%, 10/1/2047	965,000	1,023,500
Hillsborough County, FL, Aviation Authority, Tampa International Airport:
Series A, AMT, 4.0%, 10/1/2052	1,710,000	1,707,903
Series A, AMT, 5.0%, 10/1/2048	2,500,000	2,673,687
Miami-Dade Country, FL, Transit Sales Surtax Revenue, Series A, 4.0%, 7/1/2048	5,000,000	5,129,933
Miami-Dade County, FL, Aviation Revenue:
Series A, AMT, 5.0%, 10/1/2035	5,000,000	5,194,967
Series B, AMT, 5.0%, 10/1/2040	2,360,000	2,498,813
Miami-Dade County, FL, Expressway Authority, Toll Systems Revenue, Series A, 5.0%, 7/1/2035, INS: AGMC	3,000,000	3,015,767
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Nicklaus Children’s Hospital, 5.0%, 8/1/2047	3,335,000	3,505,837
Orange County, FL, Health Facilities Authority Revenue, Orlando Health Obligated Group, 4.0%, 10/1/2052	1,715,000	1,726,480
Osceola County, FL, Transportation Revenue, Series A-1, 4.0%, 10/1/2054	3,000,000	2,967,619
Palm Beach County, FL, Health Facilities Authority, Acts Retirement-Life Communities, Inc., Series A, 5.0%, 11/15/2045	3,100,000	3,293,615
Tallahassee, FL, Health Facilities Revenue, Memorial Healthcare, Inc. Project, Series A, 5.0%, 12/1/2055	2,045,000	2,114,716
Tampa, FL, The University of Tampa Project, Series A, 4.0%, 4/1/2050	3,775,000	3,638,789
		51,938,226
Georgia 6.2%
Atlanta, GA, Airport Passenger Facility Charge Revenue, Series D, AMT, 4.0%, 7/1/2038	2,000,000	2,046,688
Cobb County, GA, Kennestone Hospital Authority, Revenue Anticipation Certificates, Wellstar Health System, Inc. Project, Series A, 5.0%, 4/1/2047	875,000	931,057
Fulton County, GA, Development Authority Hospital Revenue, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2042	1,055,000	1,128,664
Fulton County, GA, Development Authority Hospital Revenue, Wellstar Health System, Obligated Inc. Project, Series A, 4.0%, 4/1/2050	1,320,000	1,322,468
George L Smith II, GA, Congress Center Authority, Convention Center Hotel First Tier, Series A, 4.0%, 1/1/2054	1,640,000	1,492,969
Georgia, Glynn-Brunswick Memorial Hospital Authority, Anticipation Certificates, Southeast Georgia Health System Project, 5.0%, 8/1/2047	465,000	481,773
The accompanying notes are an integral part of the financial statements.
12	|	DWS Municipal Income Trust

	Principal Amount ($)	Value ($)
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co.	5,000,000	5,301,202
Series A, 5.5%, 9/15/2028, GTY: Merrill Lynch & Co.	10,000,000	11,230,084
Georgia, Municipal Electric Authority Revenue, Project One, Series A, 5.0%, 1/1/2035	1,010,000	1,053,306
Georgia, Private Colleges & Universities Authority Revenue, Mercer University Project, 4.0%, 10/1/2050	1,335,000	1,294,972
		26,283,183
Hawaii 0.4%
Hawaii, State Airports Systems Revenue, Series A, AMT, 5.0%, 7/1/2041	1,490,000	1,567,992
Illinois 10.4%
Chicago, IL, General Obligation:
Series A, 5.0%, 1/1/2044	800,000	835,569
Series A, 5.5%, 1/1/2049	450,000	481,574
Series A, 6.0%, 1/1/2038	405,000	441,646
Chicago, IL, O’Hare International Airport Revenue, Senior Lien:
Series D, AMT, 5.0%, 1/1/2047	2,085,000	2,175,475
Series D, AMT, 5.0%, 1/1/2052	4,700,000	4,891,440
Chicago, IL, O’Hare International Airport, Special Facility Revenue, AMT, 5.0%, 7/1/2048	395,000	413,391
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Series A, 5.0%, 12/1/2057	3,000,000	3,285,569
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien, Series A, 4.0%, 12/1/2050	465,000	467,958
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Capital Appreciation-McCormick, Series A, Zero Coupon, 6/15/2036, INS: NATL	3,500,000	1,982,955
Illinois, State Finance Authority Revenue, Bradley University Project, Series A, 4.0%, 8/1/2051	3,000,000	2,751,244
Illinois, State Finance Authority Revenue, Northshore University Health System, Series A, 5.0%, 8/15/2051	2,000,000	2,234,708
Illinois, State Finance Authority Revenue, OSF Healthcare Systems, Series A, 5.0%, 11/15/2045	1,745,000	1,818,166
Illinois, State Finance Authority Revenue, University of Chicago, Series A, 5.0%, 10/1/2038	4,445,000	4,649,072
Illinois, State General Obligation:
4.0%, 6/1/2033	2,400,000	2,372,108
Series C, 4.0%, 10/1/2037	2,500,000	2,416,014
Series B, 5.0%, 10/1/2033	1,970,000	2,068,989
Series A, 5.0%, 5/1/2034	3,500,000	3,659,141
The accompanying notes are an integral part of the financial statements.
DWS Municipal Income Trust	|	13

	Principal Amount ($)	Value ($)
Series A, 5.0%, 3/1/2046	335,000	349,132
Series A, 5.5%, 3/1/2042 (a)	1,000,000	1,098,000
Series A, 5.5%, 3/1/2047 (a)	915,000	998,109
5.75%, 5/1/2045	735,000	802,730
Illinois, State Toll Highway Authority, Series A, 5.0%, 1/1/2044	2,535,000	2,792,124
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2040, INS: AGMC	970,000	1,029,380
		44,014,494
Indiana 3.4%
Indiana, State Finance Authority Revenue, BHI Senior Living Obligated Group, 5.0%, 11/15/2053	2,965,000	3,020,555
Indiana, State Finance Authority, Health Facilities Revenue, Baptist Healthcare System, Series A, 5.0%, 8/15/2051	3,500,000	3,672,141
Indiana, State Finance Authority, Hospital Revenue, Parkview Health System Obligated Group, Series A, 5.0%, 11/1/2043	7,000,000	7,514,725
		14,207,421
Iowa 0.3%
Iowa, State Higher Education Loan Authority Revenue, Private College Facility, Des Moines University Project, 4.0%, 10/1/2045	885,000	849,277
Iowa, State Higher Education Loan Authority Revenue, Private College Facility, Loras College, 0.62% (b), 6/1/2022, LOC: Bank of America NA	275,000	275,000
Iowa, Tobacco Settlement Authority Revenue, “1” , Series A-2, 4.0%, 6/1/2049	260,000	251,650
		1,375,927
Kentucky 0.8%
Kentucky, State Economic Development Finance Authority, Owensboro Health, Inc., Obligated Group:
Series A, 5.0%, 6/1/2045	320,000	332,092
Series A, 5.25%, 6/1/2041	480,000	506,018
Louisville & Jefferson county, KY, Metro Government Hospital Revenue, UOFL Health Project:
Series A, 5.0%, 5/15/2047	610,000	648,117
Series A, 5.0%, 5/15/2052	1,960,000	2,072,253
		3,558,480
Louisiana 2.4%
Louisiana, New Orleans Aviation Board, General Airport North Terminal, Series B, AMT, 5.0%, 1/1/2048	710,000	745,313
Louisiana, Public Facilities Authority Revenue, Loyola University Project, 4.0%, 10/1/2051	850,000	811,251
The accompanying notes are an integral part of the financial statements.
14	|	DWS Municipal Income Trust

	Principal Amount ($)	Value ($)
Louisiana, Public Facilities Authority Revenue, Ochsner Clinic Foundation Project, 5.0%, 5/15/2047	6,000,000	6,240,789
New Orleans, LA, Aviation Board Special Facility Revenue, Parking Facilities Corp., Consol Garage System:
Series A, 5.0%, 10/1/2043, INS: AGMC	1,020,000	1,092,334
Series A, 5.0%, 10/1/2048, INS: AGMC	1,140,000	1,197,558
		10,087,245
Maine 0.5%
Maine, Health & Higher Educational Facilities Authority Revenue, Maine Medical Center:
Series A, 5.0%, 7/1/2043	1,050,000	1,117,745
Series A, 5.0%, 7/1/2048	1,050,000	1,111,620
		2,229,365
Maryland 3.3%
Maryland, Stadium Authority Built To Learn Revenue, Series A, 4.0%, 6/1/2047	3,635,000	3,663,598
Maryland, State Economic Development Corp., Student Housing Revenue, Morgan State University Project:
5.0%, 7/1/2050	325,000	335,917
5.0%, 7/1/2056	2,550,000	2,632,168
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare, Obligated Group, Series A, 5.5%, 1/1/2046	745,000	793,545
Maryland, State Health & Higher Educational Facilities Authority Revenue, Broadmead Inc.:
Series A, 5.0%, 7/1/2043	1,250,000	1,342,844
Series A, 5.0%, 7/1/2048	3,000,000	3,208,863
Maryland, State Health & Higher Educational Facilities Authority Revenue, Medstar Health Obligated Group, Series A, 5.0%, 5/15/2045	2,000,000	2,102,336
		14,079,271
Massachusetts 1.9%
Massachusetts, Educational Financing Authority, Series C, AMT, 3.0%, 7/1/2051	1,180,000	892,289
Massachusetts, State Development Finance Agency Revenue, Series A-2, 4.0%, 7/1/2040	2,200,000	2,237,320
Massachusetts, State Development Finance Agency Revenue, Northeastern University, Series A, 5.25%, 3/1/2037	2,500,000	2,570,144
The accompanying notes are an integral part of the financial statements.
DWS Municipal Income Trust	|	15

	Principal Amount ($)	Value ($)
Massachusetts, State Development Finance Agency Revenue, Springfield College:
Series B, 4.0%, 6/1/2050	1,080,000	1,016,356
Series A, 4.0%, 6/1/2056	1,295,000	1,188,654
		7,904,763
Michigan 2.4%
Detroit, MI, Water & Sewerage Department, Sewerage Disposal System Revenue, Series A, Prerefunded, 5.25%, 7/1/2039	1,120,000	1,123,761
Michigan, State Finance Authority Ltd. Obligation Revenue, Albion College:
4.0%, 12/1/2046	410,000	389,054
4.0%, 12/1/2051	420,000	391,484
Michigan, State Finance Authority Revenue, Series A, 4.0%, 2/15/2050	4,000,000	3,979,017
Michigan, State Strategic Fund Ltd., Obligation Revenue Improvement Project, Series I, AMT, 5.0%, 12/31/2043	2,200,000	2,246,765
Wayne County, MI, Airport Authority Revenue, Series F, AMT, 5.0%, 12/1/2034	2,000,000	2,107,951
		10,238,032
Minnesota 3.2%
Duluth, MN, Economic Development Authority, Health Care Facilities Revenue, Essentia Health Obligated Group:
Series A, 5.0%, 2/15/2048	1,800,000	1,899,721
Series A, 5.0%, 2/15/2053	5,060,000	5,326,842
Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, 5.0%, 11/15/2049	1,220,000	1,292,440
Rochester, MN, Health Care Facilities Revenue, Mayo Clinic, Series B, 5.0%, 11/15/2036	4,200,000	5,186,239
		13,705,242
Missouri 0.2%
Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services:
4.0%, 2/1/2042	545,000	517,171
Series A, 5.0%, 2/1/2046	335,000	342,168
		859,339
Nebraska 0.3%
Douglas County, NE, Hospital Authority No.2, Health Facilities, Children’s Hospital Obligated Group, 5.0%, 11/15/2047	1,330,000	1,395,644
The accompanying notes are an integral part of the financial statements.
16	|	DWS Municipal Income Trust

	Principal Amount ($)	Value ($)
Nevada 1.1%
Las Vegas Valley, NV, Water District, Series B, 5.0%, 6/1/2037	4,830,000	4,830,000
New Jersey 5.5%
Atlantic County, NJ, Improvement Authority Lease Revenue, Atlantic City Campus Phase II Project, Series A, 4.0%, 7/1/2053, INS: AGMC	250,000	250,432
Atlantic County, NJ, Improvement Authority Lease Revenue, General Obligation Bonds, Atlantic City Campus Phase II Project, Series A, 4.0%, 7/1/2047, INS: AGMC	190,000	190,798
New Jersey, Economic Development Authority, Self Designated Social Bonds:
Series QQQ, 4.0%, 6/15/2046	115,000	113,932
Series QQQ, 4.0%, 6/15/2050	115,000	112,880
New Jersey, State Covid-19 General Obligation Emergency Bonds:
Series A, 4.0%, 6/1/2030	430,000	465,129
Series A, 4.0%, 6/1/2031	430,000	464,239
Series A, 4.0%, 6/1/2032	205,000	220,779
New Jersey, State Economic Development Authority Revenue, Series BBB, Prerefunded, 5.5%, 6/15/2030	2,690,000	3,078,775
New Jersey, State Economic Development Authority Revenue, The Goethals Bridge Replacement Project, AMT, 5.125%, 7/1/2042, INS: AGMC	1,250,000	1,279,698
New Jersey, State Economic Development Authority, State Government Buildings Project:
Series A, 5.0%, 6/15/2042	345,000	367,266
Series A, 5.0%, 6/15/2047	385,000	405,794
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue, Series B, AMT, 2.5%, 12/1/2040	415,000	383,564
New Jersey, State Transportation Trust Fund Authority, Series AA, 4.0%, 6/15/2045	435,000	432,739
New Jersey, State Transportation Trust Fund Authority, Transportation Program:
Series BB, 4.0%, 6/15/2050	3,320,000	3,258,783
Series AA, 5.0%, 6/15/2046	5,600,000	5,965,607
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series A, 5.0%, 12/15/2034	1,855,000	2,012,061
Series A, 5.0%, 12/15/2036	475,000	514,205
New Jersey, State Turnpike Authority Revenue:
Series A, 4.0%, 1/1/2051	2,250,000	2,291,907
Series B, 5.0%, 1/1/2040	65,000	71,385
The accompanying notes are an integral part of the financial statements.
DWS Municipal Income Trust	|	17

	Principal Amount ($)	Value ($)
New Jersey, Tobacco Settlement Financing Corp.:
Series A, 5.0%, 6/1/2046	875,000	928,430
Series A, 5.25%, 6/1/2046	440,000	473,929
		23,282,332
New York 11.1%
New York, Metropolitan Transportation Authority Revenue:
Series G-1, 0.65% (b), 6/1/2022, LOC: Barclays Bank PLC	1,600,000	1,600,000
Series A-1, 4.0%, 11/15/2044	1,000,000	988,733
Series A-1, 4.0%, 11/15/2045	1,000,000	987,269
Series C, 5.0%, 11/15/2038	6,000,000	6,132,416
Series D, 5.0%, 11/15/2038	1,090,000	1,124,525
Series C, 5.0%, 11/15/2042	5,000,000	5,105,595
Series C-1, 5.0%, 11/15/2050	140,000	148,759
Series A-1, 5.25%, 11/15/2039	4,000,000	4,148,175
Series C-1, 5.25%, 11/15/2055	415,000	448,563
New York, Metropolitan Transportation Authority Revenue, Green Bond, Series A-1, 5.0%, 11/15/2048	2,000,000	2,128,706
New York, Port Authority of New York & New Jersey Consolidated, One Hundred Eighty-Fourth:
5.0%, 9/1/2036	205,000	217,345
5.0%, 9/1/2039	510,000	539,673
New York, State Dormitory Authority Revenues, Non-State Supported Debt, The New School:
Series A, 4.0%, 7/1/2047	150,000	145,958
Series A, 4.0%, 7/1/2052	175,000	167,986
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport C&D Redevelopment, AMT, 5.0%, 1/1/2033	410,000	425,759
New York, State Transportation Development Corp., Special Facilities Revenue, Terminal 4 John F. Kennedy, International Project, AMT, 5.0%, 12/1/2041	255,000	273,715
New York, State Urban Development Corp., Income Tax, 3.0%, 3/15/2050	2,000,000	1,733,341
New York, State Urban Development Corp., State Personal Income Tax Revenue:
Series C, 3.0%, 3/15/2048	3,475,000	3,042,149
Series E GROUP 3, 4.0%, 3/15/2046	8,830,000	9,055,055
New York, TSASC, Inc., Series A, 5.0%, 6/1/2041	150,000	158,462
New York, Utility Debt Securitization Authority, Restructuring Revenue:
Series TE, 5.0%, 12/15/2034	800,000	837,409
Series TE, 5.0%, 12/15/2035	1,000,000	1,045,984
The accompanying notes are an integral part of the financial statements.
18	|	DWS Municipal Income Trust

	Principal Amount ($)	Value ($)
New York, NY, General Obligation, Series A, 4.0%, 8/1/2040	3,500,000	3,623,261
Port Authority of New York & New Jersey, Series 207, AMT, 5.0%, 9/15/2048	1,875,000	1,962,427
Port Authority of New York & New Jersey, One Hundred Ninety-Third, AMT, 5.0%, 10/15/2035	800,000	848,992
		46,890,257
North Carolina 0.2%
North Carolina, Charlotte-Mecklenburg Hospital Authorirty Revenue, Healthcare System, Series E, 0.62% (b), 6/1/2022, LOC: Royal Bank of Canada	750,000	750,000
Ohio 3.5%
Allen Country, OH, Hospital Facilities Revenue, Adena Health System Obligated Group Project, Series C, 0.67% (b), 6/1/2022, LOC: Bank of Montreal	1,000,000	1,000,000
Buckeye, OH, Tobacco Settlement Financing Authority, Series A, 4.0%, 6/1/2048	1,995,000	1,932,241
Chillicothe, OH, Hospital Facilities Revenue, Adena Health System Obligated Group Project, 5.0%, 12/1/2047	1,785,000	1,881,836
Franklin County, OH, Trinity Health Corp. Revenue, Series 2017, 5.0%, 12/1/2046	2,950,000	3,120,645
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, 5.25%, 11/15/2046	2,320,000	2,448,711
Ohio, State Turnpike Commission, Junior Lien, Infrastructure Projects:
Series A, 5.0%, 2/15/2039 (a)	775,000	888,830
Series A-1, 5.25%, 2/15/2039	3,520,000	3,606,820
		14,879,083
Oregon 0.9%
Oregon, Portland Airport Revenue, Series 25B, AMT, 5.0%, 7/1/2049	3,335,000	3,577,397
Pennsylvania 8.1%
Allegheny County, PA, Hospital Development Authority, Allegheny Health Network Obligated Group, Series A, 5.0%, 4/1/2047	3,090,000	3,266,536
Pennsylvania, Certificate of Participations, Series A, 5.0%, 7/1/2043	460,000	507,529
Pennsylvania, Commonwealth Financing Authority, Series A, 5.0%, 6/1/2035	1,560,000	1,675,191
Pennsylvania, Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds:
5.0%, 6/1/2034	750,000	824,798
5.0%, 6/1/2035	375,000	411,964
The accompanying notes are an integral part of the financial statements.
DWS Municipal Income Trust	|	19

	Principal Amount ($)	Value ($)
Pennsylvania, Economic Development Financing Authority, Series A, 4.0%, 10/15/2051	3,000,000	2,972,293
Pennsylvania, Geisinger Authority Health System Revenue, Series A-1, 5.0%, 2/15/2045	20,000	21,285
Pennsylvania, State Higher Educational Facilities Authority Revenue, University of Pennsylvania Health System, 5.0%, 8/15/2049	5,000,000	5,394,880
Pennsylvania, State Turnpike Commission Revenue:
Series B, 4.0%, 12/1/2051	2,655,000	2,656,277
Series A, 5.0%, 12/1/2038	2,030,000	2,115,399
Series B-1, 5.0%, 6/1/2042	2,000,000	2,127,152
Series C, 5.0%, 12/1/2043	960,000	982,788
Series C, Prerefunded, 5.0%, 12/1/2043	2,400,000	2,512,473
Series A, 5.0%, 12/1/2044	4,665,000	5,025,040
Series B, 5.0%, 12/1/2045	585,000	652,898
Series B, 5.0%, 12/1/2051	665,000	737,962
Philadelphia, PA, Airport Revenue, Series B, AMT, 5.0%, 7/1/2047	915,000	965,521
Philadelphia, PA, School District, Series B, 5.0%, 9/1/2043	1,500,000	1,648,953
		34,498,939
South Carolina 5.5%
Charleston County, SC, Airport District, Airport System Revenue, Series A, AMT, 5.875%, 7/1/2032	6,560,000	6,772,956
South Carolina, State Ports Authority Revenue, Series B, AMT, 4.0%, 7/1/2059	6,000,000	5,946,194
South Carolina, State Public Service Authority Revenue, Series E, 5.25%, 12/1/2055	4,000,000	4,200,732
South Carolina, State Public Service Authority Revenue, Santee Cooper, Series A, Prerefunded, 5.75%, 12/1/2043	6,220,000	6,589,602
		23,509,484
South Dakota 0.2%
Lincon County, SD, Economic Development Revenue, Augustana College Association Project:
Series A, 4.0%, 8/1/2051	375,000	347,922
Series A, 4.0%, 8/1/2056	250,000	228,009
Series A, 4.0%, 8/1/2061	325,000	292,074
		868,005
Tennessee 1.0%
Greeneville, TN, Health & Educational Facilities Board Hospital Revenue, Ballad Health Obligation Group:
Series A, 5.0%, 7/1/2037	1,200,000	1,287,738
The accompanying notes are an integral part of the financial statements.
20	|	DWS Municipal Income Trust

	Principal Amount ($)	Value ($)
Series A, 5.0%, 7/1/2044	1,600,000	1,700,912
Nashville & Davidson County, TN, Metropolitan Government Health & Education Facilities Board Revenue, Blakeford At Green Hills Corp., Series A, 4.0%, 11/1/2055	1,500,000	1,283,470
		4,272,120
Texas 18.7%
Central Texas, Regional Mobility Authority Revenue, Senior Lien:
Series A, Prerefunded, 5.0%, 1/1/2040	1,155,000	1,256,004
Series E, 5.0%, 1/1/2045	300,000	326,088
Clifton, TX, Higher Education Finance Corp., Idea Public Schools, Series T, 4.0%, 8/15/2047	410,000	428,370
Houston, TX, Airport System Revenue, Series A, AMT, 5.0%, 7/1/2041	2,250,000	2,422,979
Newark, TX, Higher Education Finance Corp., Texas Revenue, Abilene Christian University Project, Series A, 4.0%, 4/1/2057	3,000,000	2,919,103
North Texas, Tollway Authority Revenue:
Series B, 5.0%, 1/1/2040	2,060,000	2,087,663
5.0%, 1/1/2048	6,145,000	6,638,907
San Antonio, TX, Education Facilities Corp. Revenue, University of the Incarnate Word Project:
Series A, 4.0%, 4/1/2051	3,000,000	2,821,773
Series A, 4.0%, 4/1/2054	2,310,000	2,146,175
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Christus Health Obligated Group:
Series B, 5.0%, 7/1/2034	3,000,000	3,254,474
Series B, 5.0%, 7/1/2048	5,000,000	5,329,573
Temple, TX, Tax Increment, Reinvestment Zone No. 1:
Series A, 4.0%, 8/1/2039, INS: BAM	165,000	172,022
Series A, 4.0%, 8/1/2041, INS: BAM	200,000	207,888
Texas, Dallas/Fort Worth International Airport Revenue, Series F, 5.25%, 11/1/2033	3,500,000	3,633,131
Texas, Grand Parkway Transportation Corp., System Toll Revenue:
Series B, Prerefunded, 5.0%, 4/1/2053	3,500,000	3,650,858
Series B, Prerefunded, 5.25%, 10/1/2051	5,000,000	5,231,881
Texas, Lower Colorado River Authority, LCRA Transmission Services Corp., Project, 5.0%, 5/15/2048	6,250,000	6,817,849
Texas, New Hope Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Westminster Project, 4.0%, 11/1/2055	575,000	520,934
The accompanying notes are an integral part of the financial statements.
DWS Municipal Income Trust	|	21

	Principal Amount ($)	Value ($)
Texas, Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien, North Mobility Partners Segments LLC, AMT, 5.0%, 6/30/2058	3,000,000	3,130,598
Texas, Regional Mobility Authority Revenue, Senior Lien, Series B, 4.0%, 1/1/2051	7,815,000	7,852,132
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue, 5.5%, 8/1/2025, GTY: Goldman Sachs Group, Inc.	7,250,000	7,786,067
Texas, State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co.	3,305,000	3,559,040
Texas, State Transportation Commission, Turnpike Systems Revenue, Series C, 5.0%, 8/15/2034	1,235,000	1,274,000
Texas, State Water Development Board Revenue, State Water Implementation Revenue Fund, Series A, 4.0%, 10/15/2049	2,815,000	2,911,515
Texas, University of Texas Revenue, Series B, 5.0%, 8/15/2049	2,250,000	2,891,072
		79,270,096
Utah 0.6%
Salt Lake City, UT, Airport Revenue:
Series A, AMT, 5.0%, 7/1/2043	960,000	1,024,623
Series A, AMT, 5.0%, 7/1/2048	575,000	610,342
Utah, Infrastructure Agency Telecommunications & Franchise Tax Revenue, Pleasant Gove City Project:
4.0%, 10/15/2041	275,000	282,412
4.0%, 10/15/2044	340,000	346,945
4.0%, 10/15/2048	340,000	344,920
		2,609,242
Virginia 1.8%
Stafford County, VA, Economic Development Authority, Hospital Facilities Revenue, Mary Washington Healthcare:
5.0%, 6/15/2036	400,000	420,409
5.0%, 10/1/2042	140,000	150,517
5.0%, 10/1/2047	465,000	496,697
5.0%, 10/1/2052	600,000	635,730
Virginia, Small Business Financing Authority Revenue, 95 Express Lanes LLC Project, AMT, 4.0%, 1/1/2048	560,000	539,482
Virginia, Small Business Financing Authority, Elizabeth River Crossings OPCO LLC Project, AMT, 4.0%, 1/1/2040 (a)	575,000	573,512
The accompanying notes are an integral part of the financial statements.
22	|	DWS Municipal Income Trust

	Principal Amount ($)	Value ($)
Virginia, Small Business Financing Authority, I-495 Hot Lanes Project:
AMT, 5.0%, 12/31/2052	625,000	673,612
AMT, 5.0%, 12/31/2057	315,000	337,263
Virginia, Small Business Financing Authority, Private Activity Revenue, Transform 66 P3 Project, AMT, 5.0%, 12/31/2056	3,645,000	3,781,536
		7,608,758
Washington 2.6%
Washington, Port of Seattle Revenue:
Series A, AMT, 5.0%, 5/1/2043	1,935,000	2,083,358
AMT, 5.0%, 4/1/2044	2,000,000	2,152,195
Washington, State Convention Center Public Facilities District, 5.0%, 7/1/2043	6,000,000	6,186,472
Washington, State Housing Finance Commission Municipal Certificates, “A” , Series A-1, 3.5%, 12/20/2035	606,257	566,962
		10,988,987
West Virginia 1.0%
West Virginia, State Hospital Finance Authority, State University Health System Obligated Group, Series A, 5.0%, 6/1/2047	4,025,000	4,225,352
Wisconsin 2.3%
Wisconsin, Public Finance Authority, Education Revenue, Triad Educational Services Ltd., Series 2021 A, 4.0%, 6/15/2061	5,200,000	4,488,254
Wisconsin, Public Finance Authority, Fargo-Moorhead Metropolitan Area Flood Risk Management Project, AMT, 4.0%, 9/30/2051	1,605,000	1,488,784
Wisconsin, Public Finance Authority, Hospital Revenue, Series A, 5.0%, 10/1/2044	2,925,000	3,129,376
Wisconsin, State Health & Educational Facilities Authority Revenue, Marshfield Clinic Health System, Inc., Series A, 0.65% (b), 6/1/2022, LOC: Barclays Bank PLC	675,000	675,000
		9,781,414
Guam 0.2%
Guam, International Airport Authority Revenue:
Series C, AMT, 6.375%, 10/1/2043	255,000	265,855
Series C, AMT, Prerefunded, 6.375%, 10/1/2043	280,000	296,384
Guam, Port Authority Revenue, Series A, 5.0%, 7/1/2048	315,000	339,136
		901,375
Total Municipal Investments (Cost $596,771,763)		595,024,763
The accompanying notes are an integral part of the financial statements.
DWS Municipal Income Trust	|	23

	Principal Amount ($)	Value ($)
Underlying Municipal Bonds of Inverse Floaters (c) 18.0%
Florida 2.6%
Orange County, FL, School Board, Certificate of Participations, Series C, 5.0%, 8/1/2034 (d)	10,000,000	10,961,936
Trust: Orange County, FL, School Board, Series 2016-XM0182, 144A, 15.56%, 2/1/2024, Leverage Factor at purchase date: 4 to 1
Massachusetts 5.0%
Massachusetts, State Development Finance Agency Revenue, Harvard University, Series A, 4.0%, 7/15/2036 (d)	10,000,000	10,439,478
Trust: Massachusetts, State Development Finance Agency Revenue, Series 2016-XM0400, 144A, 11.65%, 7/15/2024, Leverage Factor at purchase date: 4 to 1
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc., Series Q, 5.0%, 7/1/2035 (d)	10,425,000	11,009,250
Trust: Massachusetts, State Development Finance Agency Revenue, Series 2016-XM0137, 144A, 15.63%, 1/1/2024, Leverage Factor at purchase date: 4 to 1
		21,448,728
New York 5.2%
New York, State Urban Development Corp. Revenue, Personal Income Tax, Series C-3, 5.0%, 3/15/2040 (d)	10,000,000	11,046,110
Trust: New York, State Urban Development Corp. Revenue, Personal Income Tax, Series 2018-XM0580, 144A, 16.085%, 9/15/2025, Leverage Factor at purchase date: 4 to 1
New York City, NY, Transitional Finance Authority, Building AID Revenue, Series S-4A, 5.0%, 7/15/2034 (d)	7,165,000	8,020,764
Trust: New York, Transitional Finance Authority, Building AID Revenue, Series 2018-XM0620, 144A, 15.964%, 1/15/2026, Leverage Factor at purchase date: 4 to 1
New York City, NY, Transitional Finance Authority, Building AID Revenue, Series S-3, 5.0%, 7/15/2038 (d)	2,685,000	2,963,682
Trust: New York, Transitional Finance Authority, Building AID Revenue, Series 2018-XM0620, 144A, 16.022%, 1/15/2026, Leverage Factor at purchase date: 4 to 1
		22,030,556
The accompanying notes are an integral part of the financial statements.
24	|	DWS Municipal Income Trust

	Principal Amount ($)	Value ($)
Texas 2.6%
Texas, State Transportation Commission- Highway Improvement, Series A, 5.0%, 4/1/2038 (d)	10,000,000	10,883,571
Trust: Texas, State Transportation Commission, Series 2016-XM0404, 144A, 15.65%, 4/1/2024, Leverage Factor at purchase date: 4 to 1
Washington 2.6%
Washington, State General Obligation, Series D, 5.0%, 2/1/2035 (d)	10,000,000	11,027,556
Trust: Washington, State General Obligation, Series 2017-XM0477, 144A, 15.65%, 8/1/2024, Leverage Factor at purchase date: 4 to 1
Total Underlying Municipal Bonds of Inverse Floaters (Cost $76,340,404)		76,352,347
	Shares	Value ($)
Open-End Investment Companies 0.0%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 0.54% (e) (Cost $65,437)	65,159	65,166
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $673,177,604)	158.2	671,442,276
Floating Rate Notes (c)	(12.4)	(52,700,000)
Series 2020-1 VMTPS, net of deferred offering costs	(46.8)	(198,558,678)
Other Assets and Liabilities, Net	1.0	4,169,877
Net Assets Applicable to Common Shareholders	100.0	424,353,475
(a)	When-issued security.
(b)	Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of May 31, 2022. Date shown reflects the earlier of demand date or stated maturity date.
(c)	Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.
The accompanying notes are an integral part of the financial statements.
DWS Municipal Income Trust	|	25

(d)	Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.
(e)	Current yield; not a coupon rate.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2022 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$ —	$671,377,110	$—	$671,377,110
Open-End Investment Companies	65,166	—	—	65,166
Total	$65,166	$671,377,110	$ —	$671,442,276
(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.
26	|	DWS Municipal Income Trust

Statement of Assets and Liabilities
as of May 31, 2022 (Unaudited)

Assets
Investment in securities, at value (cost $673,177,604)	$ 671,442,276
Receivable for investments sold	475,005
Interest receivable	8,711,086
Other assets	4,232
Total assets	680,632,599
Liabilities
Payable for investments purchased	486,757
Payable for investments purchased — when-issued securities	3,847,174
Payable for floating rate notes issued	52,700,000
Interest expense payable on preferred shares	323,168
Accrued management fee	280,527
Accrued Trustees' fees	4,393
Other accrued expenses and payables	78,427
Series 2020-1 VMTPS, net of deferred offering costs (liquidation value $198,750,000, see page 37 for more details)	198,558,678
Total liabilities	256,279,124
Net assets applicable to common shareholders, at value	$ 424,353,475
Net Assets Applicable to Common Shareholders Consist of
Distributable earnings (loss)	(6,971,561)
Paid-in capital	431,325,036
Net assets applicable to common shareholders, at value	$ 424,353,475
Net Asset Value
Net Asset Value per common share ($424,353,475 ÷ 39,500,938 outstanding shares of beneficial interest, $.01 par value, unlimited number of common shares authorized)	$ 10.74
The accompanying notes are an integral part of the financial statements.
DWS Municipal Income Trust	|	27

Statement of Operations
for the six months ended May 31, 2022 (Unaudited)

Investment Income
Income:
Interest	$ 12,636,331
Expenses:
Management fee	1,811,828
Services to shareholders	15,530
Custodian fee	2,851
Professional fees	54,668
Reports to shareholders	25,363
Trustees' fees and expenses	12,565
Interest expense and amortization of deferred cost on Series 2020-1 VMTPS	1,558,145
Interest expense on floating rate notes	261,377
Stock Exchange listing fees	19,171
Other	44,109
Total expenses	3,805,607
Net investment income	8,830,724
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(7,988,028)
Change in net unrealized appreciation (depreciation) on investments	(69,176,346)
Net gain (loss)	(77,164,374)
Net increase (decrease) in net assets resulting from operations	$ (68,333,650)
The accompanying notes are an integral part of the financial statements.
28	|	DWS Municipal Income Trust

Statement of Cash Flows
for the six months ended May 31, 2022 (Unaudited)

Increase (Decrease) in Cash: Cash Flows from Operating Activities
Net increase (decrease) in net assets resulting from operations	$ (68,333,650)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of long-term investments	(170,844,515)
Net amortization of premium/(accretion of discount)	2,600,875
Proceeds from sales and maturities of long-term investments	164,086,997
Amortization of deferred offering cost on Series 2020-1 VMTPS	67,838
(Increase) decrease in interest receivable	125,200
(Increase) decrease in other assets	5,154
(Increase) decrease in receivable for investments sold	39,995
Increase (decrease) in payable for investments purchased	486,757
Increase (decrease) in payable for investments purchased - when issued securities	3,438,134
Increase (decrease) in other accrued expenses and payables	(69,523)
Change in unrealized (appreciation) depreciation on investments	69,176,346
Net realized (gain) loss from investments	7,988,028
Cash provided by (used in) operating activities	$ 8,767,636
Cash Flows from Financing Activities
Distributions paid (net of reinvestment of distributions)	(8,767,636)
Cash provided by (used in) financing activities	(8,767,636)
Increase (decrease) in cash	—
Cash at beginning of period	—
Cash at end of period	$ —
Supplemental disclosure
Interest expense paid on preferred shares	$ (1,370,222)
Interest expense paid and fees on floating rate notes issued	$ (261,377)
The accompanying notes are an integral part of the financial statements.
DWS Municipal Income Trust	|	29

Statements of Changes in Net Assets
	Six Months Ended May 31, 2022	Year Ended November 30,
Increase (Decrease) in Net Assets	(Unaudited)	2021
Operations:
Net investment income	$ 8,830,724	$ 18,747,384
Net realized gain (loss)	(7,988,028)	645,624
Change in net unrealized appreciation (depreciation)	(69,176,346)	2,526,215
Net increase (decrease) in net assets applicable to common shareholders	(68,333,650)	21,919,223
Distributions to common shareholders	(8,887,721)	(21,188,345)
Increase (decrease) in net assets	(77,221,371)	730,878
Net assets at beginning of period applicable to common shareholders	501,574,846	500,843,968
Net assets at end of period applicable to common shareholders	$424,353,475	$501,574,846
Other Information:
Common shares outstanding at beginning of period	39,500,938	39,500,938
Common shares outstanding at end of period	39,500,938	39,500,938

The accompanying notes are an integral part of the financial statements.
30	|	DWS Municipal Income Trust

Financial Highlights
	Six Months Ended 5/31/22	Years Ended November 30,
	(Unaudited)	2021	2020	2019	2018	2017
Selected Per Share Data Applicable to Common Shareholders
Net asset value, beginning of period	$12.70	$12.68	$12.58	$11.78	$12.50	$12.47
Income (loss) from investment operations:
Net investment income[a]	.22	.47	.51	.50	.56	.66
Net realized and unrealized gain (loss)	(1.95)	.08	.08	.85	(.66)	.16
Total from investment operations	(1.73)	.55	.59	1.35	(.10)	.82
Less distributions applicable to common shareholders from:
Net investment income	(.23)	(.50)	(.47)	(.52)	(.61)	(.78)
Net realized gains	—	(.03)	(.02)	(.03)	(.01)	(.01)
Total distributions	(.23)	(.53)	(.49)	(.55)	(.62)	(.79)
Net asset value, end of period	$10.74	$12.70	$12.68	$12.58	$11.78	$12.50
Market price, end of period	$9.73	$12.10	$11.34	$11.49	$10.34	$11.78
Total Return
Based on net asset value (%)[b]	(13.62) *	4.75	5.33 [c]	12.14	(.35)	6.66
Based on market price (%)[b]	(17.87) *	11.60	3.14 [c]	16.69	(7.18)	(2.30)
The accompanying notes are an integral part of the financial statements.
DWS Municipal Income Trust	|	31

Financial Highlights  (continued)

	Six Months Ended 5/31/22	Years Ended November 30,
	(Unaudited)	2021	2020	2019	2018	2017
Ratios to Average Net Assets Applicable to Common Shareholders and Supplemental Data
Net assets, end of period ($ millions)	424	502	501	497	465	494
Ratio of expenses before expense reductions (%) (including interest expense)[d,e]	1.65 **	1.47	1.82	2.21	2.16	1.88
Ratio of expenses after expense reductions (%) (including interest expense)[d,f]	1.65 **	1.47	1.64	2.21	2.16	1.88
Ratio of expenses after expense reductions (%) (excluding interest expense)[g]	.89 **	.85	.71	.85	.86	.85
Ratio of net investment income (%)	3.83 **	3.72	4.11	4.04	4.58	5.20
Portfolio turnover rate (%)	23 *	19	28	18	51	37
Senior Securities
Preferred Shares information at period end, aggregate amount outstanding:
Series 2018 MTPS ($ millions)	—	—	—	199	199	199
Series 2020-1 VMTPS ($ millions)	199	199	199	—	—	—
Asset coverage per share ($)[h]	156,756	176,182	175,998	17,503	16,705	17,423
Liquidation and market price per share ($)	50,000	50,000	50,000	5,000	5,000	5,000
[a]	Based on average common shares outstanding during the period.
[b]	Total return based on net asset value reflects changes in the Fund’s net asset value during each period. Total return based on market price reflects changes in market price. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund’s shares traded during the period.
[c]	Total return would have been lower had certain expenses not been reduced.
[d]	Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities and interest paid to shareholders of Series 2018 MTPS and Series 2020-1 VMTPS.
The accompanying notes are an integral part of the financial statements.
32	|	DWS Municipal Income Trust

Financial Highlights  (continued)

[e]	The ratio of expenses before expense reductions (based on net assets of common and Preferred Shares, including interest expense) was 1.16%, 1.06%, 1.30%, 1.57%, 1.52% and 1.35% for the periods ended May 31, 2022, November 30, 2021, 2020, 2019, 2018 and 2017, respectively.
[f]	The ratio of expenses after expense reductions (based on net assets of common and Preferred Shares, including interest expense) was 1.16%, 1.06%, 1.17%, 1.57%, 1.52% and 1.35% for the periods ended May 31, 2022, November 30, 2021, 2020, 2019, 2018 and 2017, respectively.
[g]	The ratio of expenses after expense reductions (based on net assets of common and Preferred Shares, excluding interest expense) was 0.62%, 0.61%, 0.50%, 0.61%, 0.61% and 0.62% for the periods ended May 31, 2022, November 30, 2021, 2020, 2019, 2018 and 2017, respectively.
[h]	Asset coverage per share equals net assets of common shares plus the liquidation value of the Preferred Shares divided by the total number of Preferred Shares outstanding at the end of the period.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.
DWS Municipal Income Trust	|	33

Notes to Financial Statements	(Unaudited)
A.	Organization and Significant Accounting Policies
DWS Municipal Income Trust (the “Fund” ) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as a closed-end, diversified management investment company organized as a Massachusetts business trust.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Municipal debt securities are valued at prices supplied by independent pricing services approved by the Fund’s Board, whose valuations are intended to reflect the mean between the bid and asked prices. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, obtained from one or more broker-dealers. These securities are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the
34	|	DWS Municipal Income Trust

Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Inverse Floaters. The Fund invests in inverse floaters. Inverse floaters are debt instruments with a weekly floating rate of interest that bears an inverse relationship to changes in the short-term interest rate market. Inverse floaters are created by depositing a fixed-rate long-term municipal bond into a special purpose Tender Option Bond trust (the “TOB Trust” ). In turn the TOB Trust issues a short-term floating rate note and an inverse floater. The short-term floating rate note is issued in a face amount equal to some fraction of the underlying bond’s par amount and is sold to a third party, usually a tax-exempt money market fund. The Fund receives the proceeds from the sale of the short-term floating rate note and uses the cash proceeds to make additional investments. The short-term floating rate note represents leverage to the Fund. The Fund, as the holder of the inverse floater, has full exposure to any increase or decrease in the value of the underlying bond. The income stream from the underlying bond in the TOB Trust is divided between the floating rate note and the inverse floater. The inverse floater earns all of the interest from the underlying long-term fixed-rate bond less the amount of interest paid on the floating rate note and the expenses of the TOB Trust. The floating rate notes issued by the TOB Trust are valued at cost, which approximates fair value.
By holding the inverse floater, the Fund has the right to collapse the TOB Trust by causing the holders of the floating rate instrument to tender their notes at par and have the broker transfer the underlying bond to the Fund. The floating rate note holder can also elect to tender the note for redemption at par at each reset date. The Fund accounts for these transactions as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability under the caption “Payable for
DWS Municipal Income Trust	|	35

floating rate notes issued”  in the Statement of Assets and Liabilities. Income earned on the underlying bond is included in interest income, and interest paid on the floaters and the expenses of the TOB Trust are included in “Interest expense on floating rate notes”  in the Statement of Operations. For the six months ended May 31, 2022, interest expense related to floaters amounted to $261,377. The weighted average outstanding daily balance of the floating rate notes issued during the six months ended May 31, 2022 was approximately $52,700,000, with a weighted average interest rate of 0.99%.
The Fund may enter into shortfall and forbearance agreements by which the Fund agrees to reimburse the TOB Trust, in certain circumstances, for the difference between the liquidation value of the underlying bond held by the TOB Trust and the liquidation value of the floating rate notes plus any shortfalls in interest cash flows. This could potentially expose the Fund to losses in excess of the value of the Fund’s inverse floater investments. In addition, the value of inverse floaters may decrease significantly when interest rates increase. The market for inverse floaters may be more volatile and less liquid than other municipal bonds of comparable maturity. The TOB Trust could be terminated outside of the Fund’s control, resulting in a reduction of leverage and disposal of portfolio investments at inopportune times and prices. Investments in inverse floaters generally involve greater risk than in an investment in fixed-rate bonds.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.
At November 30, 2021, the Fund had net tax basis capital loss carryforwards of approximately $1,237,000 of short-term losses, which may be applied against realized net taxable capital gains indefinitely.
At May 31, 2022, the aggregate cost of investments for federal income tax purposes was $617,139,543. The net unrealized appreciation for all investments based on tax cost was $1,602,733. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $16,904,499 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $15,301,766.
The Fund has reviewed the tax positions for the open tax years as of November 30, 2021 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders monthly.
36	|	DWS Municipal Income Trust

Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, reclassification of distributions and accretion of market discount on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Preferred Shares. At May 31, 2022, the Fund had issued and outstanding 3,975 Variable Rate MuniFund Term Preferred Shares, Series 2020-1 (“Series 2020-1 VMTPS”  ) with an aggregate liquidation preference of $198,750,000 ($50,000 per share). The Series 2020-1 VMTPS were issued on November 10, 2020 in a private offering and are variable rate preferred shares with a stated maturity of November 10, 2049 and an early termination date six months following a rate period termination date (the “Rate Period Termination Date”  ), which Rate Period Termination Date initially will be 36 months from the date of original issuance. Subject to an election by the holder(s) of the Series 2020-1 VMTPS to retain the Series 2020-1 VMTPS, the Series 2020-1 VMTPS are subject to mandatory tender beginning twenty business days prior to the early termination date, during which time such shares may be remarketed. At its option, the Fund may redeem in whole or in part the Series 2020-1 VMTPS from time to time at a redemption price equal to the liquidation preference of the Series 2020-1 VMTPS to be redeemed and all accumulated but unpaid dividends thereon to, but excluding, the redemption date, plus a redemption premium if such redemption occurs prior to November 10, 2022. The dividend rate for Series 2020-1 VMTPS is set weekly at a spread (dependent on the then current ratings of the Series 2020-1 VMTPS) over the Securities Industry and Financial Markets Association (“SIFMA”  ) Municipal Swap Index. The average annualized dividend rate on the Series 2020-1 VMTPS for the period December 1, 2021 through May 31, 2022 was 1.50%. In the Fund’s Statement of Assets and Liabilities, the Series 2020-1 VMTPS’ aggregate liquidation preference is shown as a liability since the Series 2020-1 VMTPS have a stated mandatory redemption date. Dividends paid on the Series 2020-1 VMTPS are treated
DWS Municipal Income Trust	|	37

as interest expense and recorded as incurred. For the period December 1, 2021 through May 31, 2022, interest expense related to Series 2020-1 VMTPS amounted to $1,490,307. Costs directly related to the issuance of Series 2020-1 VMTPS have been deferred and are being amortized over 36 months based on the initial Rate Period Termination Date. During the period from December 1, 2021 through May 31, 2022, the Fund amortized $67,838 of Series 2020-1 VMTPS deferred costs, which are included in the Statement of Operations under the line item “Interest expense and amortization of deferred cost on Series 2020-1 VMTPS”  . The Series 2020-1 VMTPS are senior in priority to the Fund’s outstanding common shares as to payments of dividends and distributions upon liquidation.
Prior to November 10, 2020, the Fund had issued and outstanding 39,750 shares of Floating Rate Municipal Term Preferred Shares (“Series 2018 MTPS” ) with an aggregate liquidation preference of $198,750,000 ($5,000 per share). The Series 2018 MTPS were floating rate preferred shares with a mandatory term redemption date, as amended, of June 1, 2021. The Fund used the proceeds from the sale of its Series 2020-1 VMTPS to fund the redemption on November 10, 2020 of all of its outstanding Series 2018 MTPS.
As a result of the Series 2020-1 VMTPS issuance and the redemption of the outstanding Series 2018 MTPS the Fund’s leverage attributable to preferred shares remains unchanged.
Under the terms of a purchase agreement between the Fund and the initial purchaser of the Series 2020-1 VMTPS, the Fund is subject to various investment restrictions, coverage ratios and covenants. These restrictions are, in certain respects, more restrictive than those to which the Fund is otherwise subject in accordance with its investment objective and policies. Such restrictions may limit the investment flexibility that might otherwise be pursued by the Fund if the Series 2020-1 VMTPS were not outstanding. In addition, the Fund is subject to certain restrictions on its investments imposed by guidelines of the rating agency that rates the Series 2020-1 VMTPS, which guidelines may be changed by the rating agency, in its sole discretion, from time to time. These guidelines may be more stringent than requirements imposed on the Fund by the 1940 Act or its policies. Moreover, the Fund is required to maintain various asset coverage ratios with respect to the Series 2020-1 VMTPS in accordance with the Fund’s charter documents and the 1940 Act.
The 1940 Act requires that the preferred shareholders of the Fund, voting as a separate class, have the right to: a) elect at least two trustees at all times, and b) elect a majority of the trustees at any time when dividends on the preferred shares are unpaid for two full years. Unless otherwise required by law or under the terms of the preferred shares, each preferred
38	|	DWS Municipal Income Trust

share is entitled to one vote and preferred shareholders will vote together with common shareholders as a single class.
Leverage involves risks and special considerations for the Fund’s common shareholders, including the likelihood of greater volatility of net asset value and market price of, and dividends on, the Fund’s common shares than a comparable portfolio without leverage; the risk that fluctuations in the Fund’s preferred stock dividend rates or interest rates will reduce the return to common shareholders; and the effect of leverage in a declining market, which is likely to cause a greater decline in the net asset value of the Fund’s common shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the Fund’s common shares. Changes in the value of the Fund’s portfolio will be borne entirely by the common shareholders. If there is a net decrease (or increase) in the value of the Fund’s investment portfolio, leverage will decrease (or increase) the net asset value per share to a greater extent than if leverage were not used. It is also possible that the Fund will be required to sell assets at a time when it would otherwise not do so, possibly at a loss, in order to redeem preferred shares to comply with asset coverage or other restrictions imposed under the terms of the preferred shares. There is no assurance that the Fund’s leveraging strategy will be successful.
Statement of Cash Flows. Information on financial transactions which have been settled through the receipt and disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows represents the cash position at the Fund’s custodian bank at May 31, 2022.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.
B.	Purchases and Sales of Securities
During the six months ended May 31, 2022, purchases and sales of investment securities (excluding short-term investments) aggregated $170,844,515 and $164,086,997, respectively.
DWS Municipal Income Trust	|	39

C.	Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Investment Management Agreement. The management fee payable under the Investment Management Agreement is equal to an annual rate of 0.55% of the Fund’s average weekly net assets, computed and accrued daily and payable monthly. Average weekly net assets, for purposes of determining the management fee, means the average weekly value of the total assets of the Fund, minus the sum of accrued liabilities of the Fund (other than the liquidation value of the Series 2020-1 VMTPS).
Service Provider Fees. DWS Service Company (“DSC“), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST“), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended May 31, 2022, the amounts charged to the Fund by DSC aggregated $10,920, of which $3,698 is unpaid.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended May 31, 2022, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $335, of which $270 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers or common trustees. During the six months ended May 31, 2022, the Fund engaged in securities purchases of $44,400,000 and securities sales of $36,840,000 with a net gain (loss) on securities sales of $0, with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.
40	|	DWS Municipal Income Trust

D.	Share Repurchases
The Board has authorized the Fund to effect periodic repurchases of its outstanding shares in the open market from time to time when the Fund’s shares trade at a discount to their net asset value. During the six months ended May 31, 2022 and the year ended November 30, 2021, the Fund did not repurchase shares in the open market.
On September 24, 2021, the Fund announced that the Fund’s Board of Trustees had extended the Fund’s existing open market share repurchase program for an additional 12-month period. The Fund may continue to purchase outstanding shares of common stock in open-market transactions over the period from December 1, 2021 until November 30, 2022, when the Fund’s shares trade at a discount to net asset value. The Board’s authorization of the repurchase program extension follows the previous repurchase program, which commenced on December 1, 2020 and ran until November 30, 2021.
E.	Other — COVID-19 Pandemic
A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain interruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to significant portions of the population remaining unvaccinated and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.
DWS Municipal Income Trust	|	41

Dividend Reinvestment and Cash Purchase Plan
The Board of Trustees of the Fund has established a Dividend Reinvestment and Cash Purchase Plan (the “Plan” ) for shareholders that elect to have all dividends and distributions automatically reinvested in shares of the Fund (each a “Participant” ). DST Systems, Inc. (the “Plan Agent” ) has been appointed by the Fund’s Board of Trustees to act as agent for each Participant.
A summary of the Plan is set forth below. Shareholders may obtain a copy of the entire Dividend Reinvestment and Cash Purchase Plan by visiting the Fund’s Web site at dws.com or by calling (800) 294-4366.
If you wish to participate in the Plan and your shares are held in your own name, contact DWS Service Company (the “Transfer Agent” ) at P.O. Box 219066, Kansas City, Missouri 64121-9066 or (800) 294-4366 for the appropriate form. Current shareholders may join the Plan by either enrolling their shares with the Transfer Agent or making an initial cash deposit of at least $250 with the Transfer Agent. First-time investors in the Fund may join the Plan by making an initial cash deposit of at least $250 with the Transfer Agent. Initial cash deposits will be invested within approximately 30 days. If your shares are held in the name of a broker or other nominee, you should contact the broker or nominee in whose name your shares are held to determine whether and how you may participate in the Plan.
The Transfer Agent will establish a Dividend Investment Account (the “Account” ) for each Participant in the Plan. The Transfer Agent will credit to the Account of each Participant any cash dividends and capital gains distributions (collectively, “Distributions” ) paid on shares of the Fund (the “Shares” ) and any voluntary cash contributions made pursuant to the Plan. Shares in a Participant’s Account are transferable upon proper written instructions to the Transfer Agent.
If, on the valuation date for a Distribution, Shares are trading at a discount from net asset value per Share, the Plan Agent shall apply the amount of such Distribution payable to a Participant (less a Participant’s pro rata share of brokerage commissions incurred with respect to open-market purchases in connection with the reinvestment of such Distribution) to the purchase on the open market of Shares for a Participant’s Account. If, on the valuation date for a Distribution, Shares are trading at a premium over net asset value per Share, the Fund will issue on the payment date, Shares valued at net asset value per Share on the valuation date to the Transfer Agent in the aggregate amount of the funds credited to a Participant’s Account. The Fund will increase the price at which Shares may be issued under the Plan to 95% of the fair market value of the
42	|	DWS Municipal Income Trust

Shares on the valuation date if the net asset value per Share of the Shares on the valuation date is less than 95% of the fair market value of the Shares on the valuation date. The valuation date will be the payment date for Distributions. Open-market purchases will be made on or shortly after the valuation date for Distributions, and in no event more than 30 days after such date except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities law.
A Participant may from time to time make voluntary cash contributions to his or her Account in a minimum amount of $100 in any month (with a $36,000 annual limit) for the purchase on the open market of Shares for the Participant’s Account. Such voluntary contributions will be invested by the Plan Agent on or shortly after the 15th of each month and in no event more than 30 days after such dates, except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities law. Voluntary cash contributions received from a Participant on or prior to the fifth day preceding the 15th of each month will be applied by the Plan Agent to the purchase of additional Shares as of that investment date. No interest will be paid on voluntary cash contributions held until investment. Consequently, Participants are strongly urged to ensure that their payments are received by the Transfer Agent on or prior to the fifth day preceding the 15th of any month. Voluntary cash contributions should be made in U.S. dollars and be sent by first-class mail, postage prepaid only to the following address (deliveries to any other address do not constitute valid delivery):
DWS Municipal Income Trust
Dividend Reinvestment and Cash Purchase Plan
c/o DWS Service Company
P.O. Box 219066
Kansas City, MO 64121-9066
(800) 294-4366
Participants may withdraw their entire voluntary cash contribution by written notice received by the Transfer Agent not less than 48 hours before such payment is to be invested.
The cost of Shares acquired for each Participant’s Account in connection with the Plan shall be determined by the average cost per Share, including brokerage commissions, of the Shares acquired. There will be no brokerage charges with respect to Shares issued directly by the Fund as a result of Distributions. However, each Participant will pay a pro rata share of brokerage commissions incurred with respect to open market purchases.
The reinvestment of Distributions does not relieve the Participant of any tax that many be payable on the Distributions. The Transfer Agent will
DWS Municipal Income Trust	|	43

report to each Participant the taxable amount of Distributions credited to his or her Account. Participants will be treated for federal income tax purposes as receiving the amount of the Distributions made by the Fund, which amount generally will be either equal to the amount of the cash distribution the Participant would have received if the Participant had elected to receive cash or, for Shares issued by the Fund, the fair market value of the Shares issued to the Participant.
The Fund may amend the Plan at any time or times but, only by mailing to each Participant appropriate written notice at least 90 days prior to the effective date thereof except when necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority in which case such amendment shall be effective as soon as practicable. The Plan also may be terminated by the Fund.
Shareholders may withdraw from the Plan at any time by giving the Transfer Agent a written notice. A notice of withdrawal will be effective immediately following receipt of the notice by the Transfer Agent provided the notice is received by the Transfer Agent at least ten calendar days prior to the record date for the Distribution; otherwise such withdrawal will be effective after the investment of the current Distribution. When a Participant withdraws from the Plan, or when the Plan is terminated by the Fund, the Participant will receive a certificate for full Shares in the Account, plus a check for any fractional Shares based on market price; or, if a Participant so desires, the Transfer Agent will notify the Plan Agent to sell his or her Shares in the Plan and send the proceeds to the Participant, less brokerage commissions.
All correspondence and inquiries concerning the Plan, and requests for additional information about the Plan, should be directed to DWS Service Company at P.O. Box 219066, Kansas City, Missouri 64121-9066 or (800) 294-4366.
44	|	DWS Municipal Income Trust

Additional Information
Automated Information Line	DWS Closed-End Fund Info Line (800) 349-4281
Web Site	dws.com Obtain fact sheets, financial reports, press releases and webcasts when available.
Written Correspondence	DWS Attn: Secretary of the DWS Funds 100 Summer Street Boston, MA 02110
Legal Counsel	Vedder Price P.C. 222 North LaSalle Street Chicago, IL 60601
Dividend Reinvestment Plan Agent	DST Systems, Inc. 333 W. 11th Street, 5th Floor Kansas City, MO 64105
Shareholder Service Agent and Transfer Agent	DWS Service Company P.O. Box 219066 Kansas City, MO 64121-9066 (800) 294-4366
Custodian	State Street Bank and Trust Company State Street Financial Center One Lincoln Street Boston, MA 02111
Independent Registered Public Accounting Firm	Ernst & Young LLP 200 Clarendon Street Boston, MA 02116
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com, and is available free of charge by contacting your financial intermediary, or if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time.
DWS Municipal Income Trust	|	45

Investment Management	DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor” ), which is part of the DWS Group GmbH & Co. KGaA (“DWS Group” ), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.
DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.
NYSE Symbol	KTF
CUSIP Number	Common Shares 233368 109
46	|	DWS Municipal Income Trust

Notes

222 South Riverside Plaza
Chicago, IL 60606-5808
DMIT-3
(R-027924-11 7/22)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

	(a)	(b)	(c)	(d)
Period	Total Number of Shares Purchased	Average Price Paid per Share	Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	Maximum Number of Shares that May Yet Be Purchased Under the Plans or Programs

December 1 through December 31	-	n/a	n/a	n/a
January 1 through January 31	-	n/a	n/a	n/a
February 1 through February 29	-	n/a	n/a	n/a
March 1 through March 31	-	n/a	n/a	n/a
April 1 through April 30	-	n/a	n/a	n/a
May 1 through May 31	-	n/a	n/a	n/a

Total	-	n/a	n/a	n/a

The Fund may from time to time repurchase shares in the open market.
On September 24, 2021, the Fund announced that the Fund’s Board of Trustees had extended the Fund’s existing open market share repurchase program for an additional 12-month period. The Fund may continue to purchase outstanding shares of common stock in open-market transactions over the period from December 1, 2021 until November 30,2022, when the Fund’s shares trade at a discount to net asset value. The Board's authorization of the repurchase program extension follows the previous repurchase program, which commenced on December 1, 2020 and ran until November 30, 2021.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Municipal Income Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	7/29/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	7/29/2022

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	7/29/2022